Note 21 - Disposal Group Held For Sale (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of assets and liabilities classified as held for sale [text block]
	2018	2017
Non-current assets
Property, plant, and equipment	214	—

Current assets
Trade and other receivables	80	—
Cash and cash equivalents	2	—
Assets held for sale	296	—

Non-current liabilities
Rehabilitation provision	602	—

Current liabilities
Trade and other payables	7	—
Liabilities associated with assets held for sale	609	—